Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Retained Earnings (Accumulated Deficit)	$ 10,757,196	$ 11,019,140